Shareholder Report, Line Graph (Details) 197276_Pacer Swan SOS Conservative -April- ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2025
Pacer Swan SOS Conservative (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Swan SOS Conservative (April) ETF NAV
Accumulated Value	$ 12,424	$ 10,383	$ 10,068	$ 10,545	$ 10,000	$ 13,360
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 15,165	$ 10,988	$ 9,976	$ 11,683	$ 10,000	$ 18,418
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Price Return Index